INCOME TAXES (Schedule of Deferred Income Tax Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES [Abstract]
PP&E and intangible assets	$ 1,764.6	$ 726.5
Regulatory assets	(166.3)
Regulatory liabilities		22.8
Tax pools, deferred financing and compensation	(453.6)	(302.3)
Other	(209.9)	(59.3)
Valuation allowance	23.1	53.7
Net deferred income tax liabilities	$ 957.9	$ 441.4